Right of Use Assets and Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2024
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized	Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:
	June 30,	December 31,
	2024	2023
Leasehold buildings	$3,636,498	$3,648,367
Accumulated amortization	(1,313,103)	(957,846)
ROU assets, net of accumulated amortization	$2,323,395	$2,690,521

Schedule of Operating Lease Costs
	June 30,	June 30,
	2024	2023
Lease costs:
Operating lease costs	$451,749	$221,369
Short-term lease costs	361,025	235,458
Total lease costs	$812,774	$456,827
Supplemental cash flow information:
Operating cash flows from operating leases	$315,526	$295,416
Right-of-use obtained in exchange for new operating lease liabilities	-	3,045,610
Weighted-average remaining lease term (years):
Operating leases	1.96	5.04

Schedule of Weighted-Average Discount Rate for Operating Leases	As of June 30, 2024 and December 31, 2023, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.
Operating leases
Periods Ended June 30,
2025	$797,973
2026	813,774
2027	829,971
2028	628,700
Total operating lease payment	3,070,418
Less: Imputed interest	(531,357)
Present value of operating lease liabilities	2,539,061

Operating lease liabilities – current	$(664,444)
Operating lease liabilities – non-current	$1,874,617